FAIR VALUE MEASUREMENTS - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
The estimated fair values of long-term debt	$ 1,985,677	$ 2,052,327
The carrying value of long-term debt, excluding unamortized deferred financing costs and original issue premiums	$ 2,030,065	$ 2,171,751